Note 21 - Loan Notes - Loans (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Statement Line Items [Line Items]
Interest paid			$ 395	$ 809
Borrowings	$ 9,093		9,093		$ 7,112
Current	855		855		665
Non-current	8,238		8,238		6,447
Borrowings	9,093		9,093		7,112
Balance			7,112
Amounts received	1,939	$ 2,500	1,939	7,000
Finance cost accrued			395	809
Balance	9,093		9,093		7,112
Solar loan notes, February 2, 2023 [member]
Statement Line Items [Line Items]
Interest paid			395	197
Borrowings	9,093		9,093		7,112
Borrowings	9,093		9,093		7,112
Balance			7,112
Finance cost accrued			395	197
Balance	9,093		9,093		7,112
Solar loan notes, February 2, 2023 [member] | Caledonia mining services (Private) Limited [member]
Statement Line Items [Line Items]
Interest paid			395		549
Borrowings	9,093		9,093		7,112
Current	855		855		665
Non-current	8,238		8,238		6,447
Borrowings	9,093		9,093		7,112
Balance			7,112	0	0
Amounts received			2,000		7,000
Transaction costs			(61)		(105)
Finance cost accrued			395		549
Finance cost paid			(353)		(332)
Balance	$ 9,093		9,093		$ 7,112
Motapa [member]
Statement Line Items [Line Items]
Interest paid			0	612
Finance cost accrued			$ 0	$ 612